Related Party Transactions - Additional Information (Details) - USD ($)			4 Months Ended	12 Months Ended
	Nov. 23, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Nov. 27, 2020	Sep. 30, 2020	Aug. 31, 2020
Related Party Transaction [Line Items]
Accrued expenses			$ 49,934	$ 40,000
Promissory note - related party			0	0		$ 0	$ 0
Repayment of promissory note - related party			124,826
Exercise price of warrants					$ 11.50
Sponsor
Related Party Transaction [Line Items]
Face amount		$ 300,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses incurred and paid			0	120,000
Accrued expenses				40,000
Outstanding balance of related party note			0
Repayment of promissory note - related party				0
Administrative Support Agreement | Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant				$ 1,500,000
Exercise price of warrants				$ 1.00
Working capital Loans outstanding			$ 0	$ 0		$ 0	$ 0